UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8338

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-446-1013

Date of fiscal year end: February 28

Date of reporting period: May 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.

FORM N-Q

MAY 31, 2005

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited)	May 31, 2005

Face Amount	Security +	Value
SOVEREIGN BONDS - 96.8%
Brazil - 23.9%
	Federative Republic of Brazil:
$7,000,090	DCB, Series L, 4.313% due 4/15/12 (a)	$6,726,649
3,076,923	FLIRB, Series L, 4.250% due 4/15/09 (a)	3,000,000
2,927,419	MYDFA, 4.125% due 9/15/07 (a)(b)	2,876,464
3,964,974	NMB, Series L, 4.313% due 4/15/09 (a)	3,925,324

	Total Brazil	16,528,437

Bulgaria - 4.3%
2,964,285	Republic of Bulgaria, FLIRB, Series A, 3.750% due 7/28/12 (a)	2,971,696

Colombia - 5.1%
	Republic of Colombia:
700,000	7.625% due 2/15/07	737,100
100,000	10.750% due 1/15/13	119,375
1,770,000	8.700% due 2/15/16	1,836,375
650,000	11.750% due 2/25/20	836,875

	Total Colombia	3,529,725

Ecuador - 4.4%
	Republic of Ecuador:
925,000	12.000% due 11/15/12 (b)	857,938
2,775,000	step bond to yield 8.000% due 8/15/30 (b)	2,190,862

	Total Ecuador	3,048,800

Mexico - 13.2%
	United Mexican States:
1,600,000	8.375% due 1/14/11	1,868,800
	Medium-Term Notes:
5,075,000	8.300% due 8/15/31	6,280,312
950,000	Series A, 5.875% due 1/15/14	990,138

	Total Mexico	9,139,250

Panama - 5.3%
3,837,191	Republic of Panama, PDI, 3.750% due 7/17/16 (a)	3,702,889

Peru - 5.4%
3,960,000	Republic of Peru, FLIRB, 5.000% due 3/7/17 (a)	3,770,910

Philippines - 4.8%
	Republic of the Philippines:
3,020,000	DCB, 3.438% due 12/1/09 (a)	2,899,200
456,944	FLIRB, Series B, 3.438% due 6/1/08 (a)	423,815

	Total Philippines	3,323,015

Russia - 18.0%
	Russian Federation:
1,900,000	11.000% due 7/24/18 (b)	2,788,250
8,800,000	step bond to yield 5.000% due 3/31/30 (b)	9,679,560

	Total Russia	12,467,810

Turkey - 5.3%
	Republic of Turkey:
550,000	12.375% due 6/15/09	673,750
1,600,000	11.500% due 1/23/12	2,000,000
775,000	11.000% due 1/14/13	961,000

	Total Turkey	3,634,750

See Notes to Schedule of Investments.

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Salomon Brothers Emerging Markets Floating Rate Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Face Amount	Security+	Value
Ukraine - 1.9%
$1,200,000	Republic of Ukraine, 6.365% due 8/5/09 (a)(b)	$1,287,000

Venezuela - 5.2%
3,571,259	Bolivarian Republic of Venezuela, DCB, Series DL, 3.625% due 12/18/07 (a)	3,566,795

	TOTAL SOVEREIGN BONDS (Cost - $62,464,781)	66,971,077

LOAN PARTICIPATION (a)(c) - 3.2%
Morocco - 3.2%
2,236,649	Kingdom of Morocco, Tranche A, 3.803% due 1/2/09 (JPMorgan Chase & Co., CS First Boston Corp., UBS Financial Services, Inc.) (Cost - $2,155,105)	2,214,283

	TOTAL INVESTMENTS BEFORE SHORT - TERM INVESTMENTS (Cost - $64,619,886)	69,185,360

SHORT-TERM INVESTMENT - 0.0%
Repurchase Agreement - 0.0%
14,000	Interest in $579,182,000 joint tri-party repurchase agreement dated 5/31/05 with Merrill Lynch & Co., Inc., 3.020% due 6/1/05; Proceeds at maturity - $14,001; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.980% due 6/8/05 to 2/12/24; Market value - $14,280) (Cost - $14,000)	14,000

	TOTAL INVESTMENTS - 100.0% (Cost - $64,633,886#)	$69,199,360

+	All securities are segregated as collateral pursuant to a loan agreement or swap agreement.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Participation interest was acquired through the financial institutions indicated parenthetically.

#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond
FLIRB	— Front-Loaded Interest Reduction Bonds
MYDFA	— Multi-Year Depository Facility Agreement
NMB	— New Money Bond
PDI	— Past Due Interest

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Emerging Markets Floating Rate Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. However, when the spread between the bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Director. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Interest Rate Swaps. In order to manage interest rate sensitivity (duration), the Fund has entered into an interest rate swap agreement with JPMorgan Chase Bank (counterparty) pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 6-month LIBOR, based on notional principal amount. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. Net periodic interest payments to be received or paid are accrued daily and recorded in the Statement of Operations as an adjustment to realized gain or loss.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Credit and Market Risk. The Fund invests emerging market instruments that are subject to certain credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security Transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,673,509
Gross unrealized depreciation	(108,035)

Net unrealized appreciation	$4,565,474

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Notes to Schedule of Investments (unaudited) (continued)

At May 31, 2005, the Fund had outstanding the following interest rate swap agreement:

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	12/28/00
Notional Amount:	$16,000,000
Payments Made by the Fund:	Fixed Rate 6.130%
Payments Received by the Fund:	Floating Rate (6-month LIBOR)
Termination Date:	12/29/10
Unrealized Depreciation	$(1,531,635)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	3/3/05
Notional Amount:	$17,000,000
Payments Made by the Fund:	Fixed Rate 4.805%
Payments Received by the Fund:	Floating Rate (6-month LIBOR)
Termination Date:	3/3/15
Unrealized Depreciation	$(535,540)

At May 31, 2005, the Fund held one loan participation with a total cost of $2,155,105 and a total market value of $2,214,283.

3. Loan

At May 31, 2005, the Fund had a $20,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $15,000,000 outstanding with CXC, LLC (the “Lender”), an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America, Inc., an affiliate of SBAM acts as administrative agent. The loan generally bear interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	July 28, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	July 28, 2005